Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC and Thailand. The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Asia-Pacific Region	852,062	742,327	462,837	482,725
Europe	466,315	542,410	380,062	573,102
The United States	5,156	6,486	90,989	111,288
	1,323,533	1,291,223	933,888	1,167,115

The location of the Company’s identifiable assets is as follows:

	April 30	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

PRC	723,210	616,777	598,889
Hong Kong	459,029	494,033	478,696
Macau	8,348	39,225	10,243
Thailand	3,142	27,396	62,899
United States	-	1,711	4,094
	1,193,729	1,179,142	1,154,821